UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23004

                              WINTON SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                Oaks, PA  19456
                    (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2015

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2015

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                               [GRAPHIC OMITTED]

                         Winton Series Trust

                         Winton Global Equity Portfolio

                         Annual Report
                         October 31, 2015



                               [GRAPHIC OMITTED]

[GRAPHIC OMITTED] Winton Series Trust
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ............................................................  1
Letter to Shareholders ......................................................  2
Schedule of Investments .....................................................  5
Statement of Assets and Liabilities ......................................... 14
Statement of Operations ..................................................... 15
Statement of Changes in Net Assets .......................................... 16
Financial Highlights ........................................................ 17
Notes to the Financial Statements ........................................... 19
Report of Independent Registered Public Accounting Firm ..................... 31
Trustees and Officers of the Winton Series Trust ............................ 32
Disclosure of Fund Expenses ................................................. 36





The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the Commission's website at http://www.sec. gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

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--------------------------------------------------------------------------------

FUND INFORMATION
For the period ended October 31,2015


REGISTERED OFFICE                P.O. Box 588
                                 Portland, ME 04112

ADVISER                          Winton Capital US LLC
                                 375 Park Avenue
                                 New York, NY 10152

DISTRIBUTOR                      SEI Investments Distribution Co.
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

ADMINISTRATOR                    SEI Investments Global Funds Services
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

LEGAL COUNSEL                    Morgan, Lewis & Bockius LLP
                                 1701 Market Street
                                 Philadelphia, PA 19103

CUSTODIAN                        MUFG Union Bank, N.A.
                                 350 California Street, 6thFloor
                                 San Francisco, CA 94104

TRANSFER AGENT                   Atlantic Shareholder Services, LLC
                                 Three Canal Plaza
                                 Portland, ME 04101

INDEPENDENT REGISTERED           KPMG LLP
PUBLIC ACCOUNTING FIRM           1601 Market Street
                                 Philadelphia, PA 19103

                                            Winton Global Equity Portfolio
                                            For the period December 29, 2014
                                            (commencement of operations)
[GRAPHIC OMITTED] Winton Series Trust       through October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Global Equity Portfolio was launched on December 29, 2014. From inception to October 31, 2015, the net asset value per share for the Institutional Class shares and Investor Class shares declined by 1.90% and 2.20%, respectively. A comparable benchmark, the MSCI World Net Total Return Index (USD), rose by 0.12% over the same period.

Portfolio Review

The Winton Global Equity Portfolio (the "Fund") follows the Winton Long-Only Equity Program (the "Program"), a benchmarked and systematic equity strategy. The Program attempts to exploit fundamental (including elements of value and quality) and price-based (such as momentum and volatility) predictive effects (or factors) to identify stocks which have a higher probability of providing excess returns. Portfolio construction seeks to maximise expected returns, whilst attaining a tracking-error target, within a strict turnover budget; trades are executed automatically using algorithms.

Global stockmarkets, represented by the MSCI World Total Return Index (USD), ended the period under review only slightly higher. Concerns around slowing economic growth, most notably in China and emerging markets, weighed on commodity prices and led sectors dominated by their producers to double-digit losses. Similarly, markets in commodity-exporting countries such as Canada, Australia and Norway underperformed, along with Asian equities more generally. There were positive returns in other areas, though: ongoing and new asset-purchase programmes by central banks in Japan and the eurozone propelled regional share prices higher, while consumer-led sectors delivered solid gains for global investors. Stabilising economic growth also increased the likelihood that US and UK policymakers will hike interest rates in the near future.

The Fund's underperformance in this environment can mostly be attributed to the US information technology sector: particularly, holdings in Micron Technology, Seagate Technology and Western Digital. Micron, a semiconductor maker, struggled amid a deteriorating outlook for microchip demand, whereas Seagate and Western Digital, the two largest hard-drive makers in the world, announced tumbling third-quarter earnings. Still, Micron's share price staged a late recovery in October after company results beat investor expectations, and the stock ended the review period as one of the largest holdings at 2.7% of the Fund.

Meanwhile, the Fund's large overweight exposure to the diverse and outperforming consumer discretionary sector was beneficial from an allocation point of view, but mixed at the individual-stock level. Positions in US video-game retailer Gamestop, UK homebuilder Persimmon and French car-parts maker Valeo added value, while US stocks PulteGroup, Apollo Education Group and Kohl's detracted. Another notable detractor was consumer staples stock, Casino Guichard Perrachon, as concerns around recession emerged in Brazil, the biggest market for the French mass retailer.

                                            Winton Global Equity Portfolio
                                            For the period December 29, 2014
                                            (commencement of operations)
[GRAPHIC OMITTED] Winton Series Trust       through October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

The impact of these challenges was mostly offset by other parts of the portfolio. Underweight exposure to the energy sector, for example, helped shelter the Fund from heavy losses suffered by a number of oil producers during the review period. Stock selection also proved beneficial in the healthcare and industrials sectors, led by Edward Lifesciences, the heart-valve specialist, and Vestas Wind Systems, the turbine maker, both of which are top- five holdings. Positioning in Europe was another area of strength, primarily in the UK and the Nordics.

From December 31, 2014, when the Fund was first fully invested, to October 31, 2015, the overall composition of the portfolio has remained broadly the same. The consumer discretionary and information technology sectors continue to be the largest overweight allocations, albeit more so now, while underweight exposure to energy and financials stocks persists. In terms of regional positioning, the underweight allocation to North America increased, whereas a light exposure to Europe ex UK is now a small overweight position. The Fund's concentration has also risen with the number of individual stocks in the portfolio falling from 220 to 183; although, we expect this to vary over time.

Importantly, Winton believes that financial markets can be studied using scientific methods in the same way as other natural phenomena, giving rise to inferential and ever-evolving investment systems. The Program is therefore backed, tested and developed by our overarching research process on an ongoing basis. Incremental improvements made over the past year include the introduction of new methods for controlling benchmark tracking error in a global portfolio.

While we were disappointed to see the Winton Global Equity Portfolio trail its benchmark over the review period, we do not expect the Fund to outperform over each and every calendar year as there can be a large, random element to short-term performance. Instead, we take comfort in our research, where we hope that our constant push to be innovating will be rewarded in the long run.

Sincerely,

Winton Capital US LLC("Winton")



                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

The MSCI World Net Total Return Index (USD) is comprised of approximately 85% of the free float-adjusted market capitalizations across 23 Developed Market countries.

                                            Winton Global Equity Portfolio
                                            For the period December 29, 2014
                                            (commencement of operations)
[GRAPHIC OMITTED] Winton Series Trust       through October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

                                                   -----------------------------
                                                             TOTAL RETURN
                                                         FOR THE PERIOD ENDED
                                                           OCTOBER 31, 2015+
                                                   -----------------------------
                                                   Cumulative Inception to Date*
                                                   -----------------------------
          Institutional Class shares                          (1.90)%
                                                   -----------------------------
          Investor Class shares                               (2.20)%
                                                   -----------------------------
          MSCI World Net Total Return Index(USD)               0.12%
                                                   -----------------------------




                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

------------------------------------------------------------------------------------------------------------------------------------

                       12/29/14  12/31/14  1/31/15  2/28/15  3/31/15  4/30/15  5/31/15  6/30/15  7/31/15  8/31/15  9/30/15  10/31/15
------------------------------------------------------------------------------------------------------------------------------------
Winton Global Equity
Portfolio,
Institutional Class
Shares*                $10,000    $9,910   $9,790   $10,340  $10,180  $10,360  $10,510  $10,140  $10,160  $9,550   $9,200    $9,810
------------------------------------------------------------------------------------------------------------------------------------
Winton Global Equity
Portfolio, Investor
Class Shares*          $10,000    $9,910   $9,780   $10,340  $10,170  $10,350  $10,500  $10,120  $10,130  $9,530   $9,180    $9,780
------------------------------------------------------------------------------------------------------------------------------------
MSCI World NetTotal
Return Index (USD)     $10,000    $9,873   $9,694   $10,262  $10,102  $10,339  $10,374  $10,133  $10,315  $9,632   $9,277   $10,012
------------------------------------------------------------------------------------------------------------------------------------

*    THE WINTON GLOBAL EQUITY PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 29,
     2014.

+ IF THE ADVISER HAD NOT WAIVED A PORTION OF ITS FEE, AND/OR REIMBURSED OTHER EXPENSES, THE FUND'S TOTAL RETURN MAY HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, IT MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

Sector Weightings+ (unaudited):
30.0% Consumer Discretionary
22.7% Information Technology
13.0% Financials
8.8%  Industrials
8.1%  Health Care
6.6%  Materials
4.9%  Telecommunication Services
4.0%  Consumer Staples
1.7%  Energy
0.2%  Utilities

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
AUSTRALIA -- 4.3%
   Australia & New Zealand Banking Group ......    9,601          185,974
   Fortescue Metals Group .....................  149,631          220,930
   Insurance Australia Group ..................   34,546          138,156
   Lend Lease Group ...........................    8,346           77,257
   Macquarie Group ............................      384           23,368
   Mirvac Group ++ ............................    6,367            8,183
   Qantas Airways .............................   10,010           28,209
   Stockland ++ ...............................    7,040           20,266
   Telstra ....................................  176,376          678,615
   Woodside Petroleum .........................      493           10,436
                                                               ----------
Total Australia                                                 1,391,394
                                                               ----------
BELGIUM -- 1.7%
   Delhaize Group .............................    5,761          537,460
                                                               ----------
CANADA -- 5.9%
   Bank of Montreal ...........................    4,395          255,433
   Bank of Nova Scotia ........................    9,861          463,448
   Brookfield Asset Management, Cl A ..........    3,370          117,661
   Canadian Imperial Bank of Commerce .........    4,124          316,089


++ -- REAL ESTATE INVESTMENT TRUST
Cl -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
CANADA (CONTINUED)
  Magna International .........................   13,388          705,650
  Shaw Communications, ClB ....................    1,057           21,934
                                                                ---------
Total Canada                                                    1,880,215
                                                                ---------
CHINA -- 1.4%
  China Construction Bank .....................  300,887          217,887
  Industrial & Commercial Bank ofChina ........  382,592          243,607
                                                                ---------
Total China                                                       461,494
                                                                ---------
DENMARK -- 2.8%
  Vestas Wind Systems .........................   15,245          891,122
                                                                ---------
FINLAND -- 2.0%
  Fortum ......................................    1,881           28,425
  Nokian Renkaat ..............................    9,468          358,843
  UPM-Kymmene .................................   13,739          258,275
                                                                ---------
Total Finland                                                     645,543
                                                                ---------
FRANCE -- 7.5%
  Casino Guichard Perrachon ...................    4,941          285,496
  Christian Dior ..............................      661          130,584
  Cie Generale des Etablissements Michelin ....    3,100          310,211
  Credit Agricole .............................    7,710           98,372
  Orange ......................................    4,073           72,118
  Peugeot* ....................................   39,706          703,231
  Publicis Groupe .............................    1,394           91,021
  Renault .....................................    1,734          164,406
  Valeo .......................................    3,182          494,973
  Vinci .......................................      394           26,669
  Vivendi .....................................    1,364           33,047
                                                                ---------
Total France                                                    2,410,128
                                                                ---------
GERMANY -- 0.0%
  Merck KGaA ..................................       71            6,960
                                                                ---------
Cl -- CLASS
* -- NON-INCOME PRODUCING SECURITY.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
HONG KONG -- 0.9%
  China Mobile ................................   18,280          218,476
  Kerry Properties ............................    4,806           14,251
  PCCW ........................................   59,959           32,435
  Power Assets Holdings .......................    3,000           29,871
                                                                  -------
Total Hong Kong                                                   295,033
                                                                  -------
IRELAND -- 2.4%
  Experian ....................................      420            7,199
  Seagate Technology ..........................   19,995          761,010
  XL Group, Cl A ..............................      342           13,023
                                                                  -------
Total Ireland                                                     781,232
                                                                  -------
ITALY -- 1.4%
  Mediaset ....................................   81,669          416,279
  Tenaris .....................................    1,395           17,674
                                                                  -------
Total Italy                                                       433,953
                                                                  -------
JAPAN -- 10.0%
  Asahi Kasei .................................   41,000          251,377
  Bridgestone .................................      200            7,359
  Canon .......................................    1,200           35,911
  Daiwa Securities Group ......................   14,000           95,521
  FUJIFILM Holdings ...........................    8,600          342,795
  Hoya ........................................      800           33,047
  Isuzu Motors ................................    8,900          103,806
  ITOCHU ......................................   22,700          284,536
  Kobe Steel ..................................   65,000           81,957
  Konica Minolta ..............................    2,900           29,762
  Mitsubishi ..................................    1,000           18,185
  Mitsubishi Electric .........................    5,000           52,010
  Mitsui ......................................    9,600          121,765
  Mizuho Financial Group ......................  100,700          207,338
  Nikon .......................................   22,500          291,785


Cl -- CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
JAPAN (CONTINUED)
  Nippon Steel & Sumitomo Metal ...............      300            6,088
  Nippon Telegraph & Telephone ................    5,100          188,131
  Nitori Holdings .............................    1,000           78,143
  NOK .........................................   11,723          276,310
  Obayashi ....................................    1,000            8,762
  Oriental Land ...............................      900           54,562
  ORIX ........................................    1,100           16,002
  Panasonic ...................................    1,000           11,779
  Rohm ........................................    1,400           69,048
  Shin-Etsu Chemical ..........................      800           47,570
  Shinsei Bank ................................    4,000            8,396
  Shionogi ....................................    3,300          135,756
  Sumitomo Chemical ...........................   25,000          143,445
  Suzuki Motor ................................    1,400           45,866
  Taisei ......................................   24,000          156,273
  Toyota Motor ................................      200           12,268
                                                                ---------
Total Japan                                                     3,215,553
                                                                ---------
LUXEMBOURG -- 0.4%
  SES .........................................    4,478          132,977
                                                                ---------
NETHERLANDS -- 0.6%
  Koninklijke Ahold ...........................    9,297          190,187
                                                                ---------
NORWAY -- 0.8%
  DNB .........................................    1,947           24,889
  Yara International ..........................    5,099          231,993
                                                                ---------
Total Norway                                                      256,882
                                                                ---------
SINGAPORE -- 0.8%
  Singapore Telecommunications ................   58,200          165,049
  Yangzijiang Shipbuilding Holdings ...........   94,165           83,855
                                                                ---------
Total Singapore                                                   248,904
                                                                ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK --CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
SWEDEN -- 2.2%
  Boliden .....................................   20,417          394,998
  Electrolux ..................................    1,384           40,703
  Investor, Cl B ..............................    5,018          187,933
  Skanska, Cl B ...............................    2,789           54,768
  Telefonaktiebolaget LM Ericsson, Cl B .......    4,178           41,235
                                                               ----------
Total Sweden                                                      719,637
                                                               ----------
SWITZERLAND -- 1.2%
  Cie Financiere Richemont ....................      288           24,837
  Swiss Life Holding ..........................      608          145,866
  Swiss Re ....................................    2,326          217,180
                                                               ----------
Total Switzerland                                                 387,883
                                                               ----------
UNITED KINGDOM -- 7.5%
  3i Group ....................................   18,266          141,147
  British Land++ ..............................   13,410          180,470
  Daily Mail & General Trust, Cl A ............    2,995           34,622
  Kingfisher ..................................   34,316          187,134
  Ladbrokes ...................................   70,914          116,057
  Land Securities Group++ .....................    3,061           63,404
  Man Group ...................................   24,639           63,894
  Marks & Spencer Group .......................   21,559          171,016
  Next ........................................      873          107,903
  Persimmon ...................................   23,070          709,791
  Segro++ .....................................   11,051           76,794
  Shire .......................................    1,786          135,900
  Sky .........................................   13,495          228,480
  Vodafone Group ..............................   40,154          132,995
  William Hill ................................   14,102           69,101
                                                               ----------
Total United Kingdom                                            2,418,708
                                                               ----------


Cl -- CLASS
++ -- REAL ESTATE INVESTMENT TRUST



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
UNITED STATES -- 41.2%
CONSUMER DISCRETIONARY -- 11.6%
  Apollo Education Group, Cl A* ...............      357            2,592
  AutoZone * ..................................       18           14,120
  Bed Bath & Beyond * .........................    3,318          197,852
  Best Buy ....................................   23,464          821,944
  Cablevision Systems, ClA ....................      416           13,557
  Coach .......................................    1,473           45,958
  Darden Restaurants ..........................       95            5,879
  Dollar General ..............................       94            6,370
  Dollar Tree * ...............................      469           30,715
  DR Horton ...................................      400           11,776
  Expedia .....................................      844          115,037
  Fossil Group * ..............................    1,166           63,442
  GameStop, Cl A ..............................    7,103          327,235
  Gap .........................................    4,386          119,387
  Genuine Parts ...............................      440           39,934
  Goodyear Tire & Rubber ......................    4,487          147,353
  Graham Holdings, Cl B .......................      401          221,540
  H&R Block ...................................      188            7,005
  Kohl's ......................................    4,198          193,612
  L Brands ....................................       74            7,103
  Lowe's ......................................      186           13,732
  Macy's ......................................    3,123          159,210
  Marriott International, Cl A ................       92            7,064
  PulteGroup ..................................   22,487          412,187
  Ross Stores .................................      157            7,941
  Scripps Networks Interactive, ClA ...........    1,897          113,972
  Staples .....................................   19,765          256,747
  Target ......................................      181           13,970
  TEGNA .......................................    9,771          264,208
  Twenty-First Century Fox, Cl A ..............    2,721           83,508
                                                                ---------
                                                                3,724,950
                                                                ---------
Cl -- CLASS
* -- NON-INCOME PRODUCING SECURITY.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
UNITED STATES (CONTINUED)
CONSUMER STAPLES -- 1.6%
  Archer-Daniels-Midland ......................    9,777          446,418
  Dean Foods ..................................   1,029           18,635
  Walgreens Boots Alliance ....................       91            7,706
  Wal-Mart Stores .............................      540           30,909
                                                                ---------
                                                                  503,668
                                                                ---------
ENERGY -- 1.5%
  Marathon Petroleum ..........................      310           16,058
  Tesoro ......................................      266           28,443
  Valero Energy ...............................    6,591          434,479
                                                                ---------
                                                                  478,980
                                                                ---------
FINANCIALS -- 1.1%
  ACE .........................................      146           16,577
  Allstate ....................................    1,840          113,859
  Discover Financial Services .................    1,524           85,679
  Goldman Sachs Group .........................       99           18,562
  Travelers ...................................    1,082          122,147
  Welltower ++ ................................       33            2,141
                                                                ---------
                                                                  358,965
                                                                ---------
HEALTH CARE -- 5.8%
  Aetna .......................................       93           10,674
  AmerisourceBergen, Cl A .....................       64            6,177
  Amgen .......................................      338           53,465
  Anthem ......................................    2,424          337,300
  Cardinal Health .............................      318           26,140
  Edwards Lifesciences* .......................    4,823          757,934
  Gilead Sciences .............................    3,913          423,113
  Humana ......................................    1,277          228,110
  Pfizer ......................................      719           24,317
                                                                ---------
                                                                1,867,230
                                                                ---------
++ -- REAL ESTATE INVESTMENT TRUST
Cl -- CLASS
*  -- NON-INCOME PRODUCING SECURITY.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
UNITED STATES (CONTINUED)
INDUSTRIALS -- 0.8%
  L-3 Communications Holdings, Cl 3 ...........    1,114          140,810
  Masco .......................................      238            6,902
  Southwest Airlines ..........................    2,638          122,113
                                                                ---------
                                                                  269,825
                                                                ---------
INFORMATION TECHNOLOGY -- 17.6%
  Apple .......................................    4,060          485,170
  Cisco Systems ...............................    7,927          228,694
  Computer Sciences ...........................    1,057           70,386
  Corning .....................................   28,689          533,615
  eBay * ......................................    3,064           85,486
  Electronic Arts * ...........................    1,971          142,050
  EMC .........................................    7,820          205,040
  First Solar * ...............................    1,846          105,351
  HP ..........................................   10,422          280,977
  Intel .......................................   12,074          408,826
  International Business Machines .............    4,281          599,683
  Micron Technology* ..........................   52,963          877,067
  Microsoft ...................................    6,233          328,105
  NetApp ......................................      506           17,204
  NVIDIA ......................................    9,458          268,324
  Oracle ......................................    2,668          103,625
  QUALCOMM ....................................      773           45,932
  SanDisk .....................................      459           35,343
  VeriSign * ..................................    1,164           93,818
  Western Digital .............................    3,354          224,115
  Western Union ...............................   17,977          346,057
  Xerox .......................................   20,032          188,100
                                                                ---------
                                                                5,672,968
                                                                ---------
Cl -- CLASS
*  -- NON-INCOME PRODUCING SECURITY.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES          VALUE $
                                                  ------          -------
UNITED STATES (CONTINUED)
MATERIALS -- 1.2%
   LyondellBasell Industries, ClA .............    4,087          379,723
                                                               ----------
Total United States                                            13,256,309
                                                               ----------
   Total Common Stock
      (Cost $30,008,424) ......................                30,561,574
                                                               ----------
PREFERRED STOCK --0.1%
GERMANY -- 0.1%
   Porsche Automobil Holding ..................      792           37,491
                                                               ----------
   Total Preferred Stock
      (Cost $44,856) ..........................                    37,491
                                                               ----------
   Total Investments-- 95.1%
      (Cost $30,053,280) ......................                30,599,065
                                                               ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $32,177,615.
Cl -- CLASS

For more information on investments, see Note 3 -- Investments.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                           $
                                                                     -----------
ASSETS:
Investments (Cost $30,053,280) (Note3) ...........................   30,599,065
Cash .............................................................    1,761,340
Foreign currency (Cost $10,658) ..................................       10,702
Receivable for investment securities sold ........................      467,124
Dividends receivable .............................................       42,633
Reclaims receivable ..............................................       13,873
Prepaid expenses .................................................        7,825
                                                                     -----------
    Total assets .................................................   32,902,562
                                                                     -----------
LIABILITIES:
Payable for investment securities purchased ......................      592,016
Payable due to Investment Adviser (Note 6) .......................       27,243
Payable due to Administrator (Note 5) ............................       11,890
Payable due to Trustees ..........................................        3,617
Chief Compliance Officer fees payable (Note 4) ...................        2,167
Shareholder servicing fees payable (Note 5) ......................          136
Other accrued expenses ...........................................       87,878
                                                                     -----------
    Total liabilities ............................................      724,947
                                                                     -----------
NET ASSETS .......................................................   32,177,615
                                                                     ===========
Net assets consist of:
Paid-in capital ..................................................   32,424,833
Undistributed net investment income ..............................      359,764
Accumulated net realized loss on investments and foreign
  currency transactions ..........................................   (1,152,592)
Net unrealized appreciation on investments .......................      545,785
Net unrealized depreciation on foreign currency translation ......         (175)
                                                                     -----------
NET ASSETS .......................................................   32,177,615
                                                                     ===========
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Institutional Class shares (unlimited authorization --
  no par value) ($32,066,174/3,267,332 shares) ...................         9.81
                                                                     ===========
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Investor Class shares (unlimited authorization --
  no par value) ($111,441/11,393 shares) .........................         9.78
                                                                     ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                           $
                                                                     -----------
INVESTMENT INCOME
Dividends ........................................................      567,577
Less: foreign taxes withheld .....................................      (33,449)
                                                                     -----------
   Total investment income .......................................      534,128
                                                                     -----------
EXPENSES
Administration fees (Note5) ......................................      117,369
Custodian fees ...................................................       91,754
Investment advisory fees (Note6) .................................       87,706
Professional fees ................................................       73,304
Transfer Agent fees ..............................................       48,209
Printing fees ....................................................       45,893
Insurance and other expenses .....................................       25,940
Trustees'fees ....................................................       12,200
Registrationfees .................................................        7,721
Chief Compliance Officer fees (Note 4) ...........................        2,167
Distribution fees -- Investor Class (Note 5) .....................          226
Shareholder servicing fees -- Investor Class (Note 5) ............          136
                                                                     -----------
   TOTAL EXPENSES ................................................      512,625
                                                                     -----------
LESS:
Investment advisory fees waived (Note6) ..........................      (87,706)
Reimbursement from Investment Adviser (Note 6) ...................     (257,914)
                                                                     -----------
   NET EXPENSES ..................................................      167,005
                                                                     -----------
NET INVESTMENT INCOME ............................................      367,123
                                                                     -----------
NET REALIZED LOSS ON:
   Investments ...................................................   (1,148,923)
   Foreign currency transactions .................................      (11,028)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
   Investments ...................................................      545,785
   Foreign currency and translation of other assets and
      liabilities  denominated in foreign currency ...............         (175)
                                                                     -----------
NET REALIZED AND UNREALIZED DEPRECIATION .........................     (614,341)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............     (247,218)
                                                                     ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          $
                                                                     -----------
OPERATIONS:
   Net investment income .........................................      367,123
   Net realized loss on investments and foreign
     currency transactions .......................................   (1,159,951)
   Net change in unrealized appreciation/(depreciation)on
     investments, foreign currency and translation of other
     assets and liabilities denominated in foreign currency ......      545,610
                                                                     -----------
   Net decrease in net assets resulting from operations ..........     (247,218)
                                                                     -----------
CAPITAL SHARE TRANSACTIONS(1):
   INSTITUTIONAL CLASS SHARES
   Issued ........................................................   35,310,115
   Redeemed ......................................................   (3,000,015)
                                                                     -----------
   INCREASE FROM INSTITUTIONAL CLASS SHARES CAPITAL
     SHARE TRANSACTIONS ..........................................   32,310,100
                                                                     -----------
   INVESTOR CLASS SHARES
   Issued ........................................................       14,733
                                                                     -----------
   INCREASE FROM INVESTOR CLASS SHARES CAPITAL
     SHARE TRANSACTIONS ..........................................       14,733
                                                                     -----------
   Net increase in net assets from capital share transactions ....   32,324,833
                                                                     -----------
   Total increase in net assets ..................................   32,077,615
                                                                     -----------
NET ASSETS:
   Beginning of period ...........................................      100,000
                                                                     -----------
   End of period .................................................   32,177,615
                                                                     ===========
   Undistributed net investment income ...........................      359,764
                                                                     ===========


(1)  SEE NOTE 9 -- SHARE TRANSACTIONS IN NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

INSTITUTIONAL CLASS SHARES                                                $
                                                                      ----------

Net asset value, beginning ofperiod ..............................     10.00
                                                                      ----------
INCOME/(LOSS) FROM OPERATIONS:(1)
Net investment income ............................................      0.14
Net realized and unrealized loss on investments ..................     (0.33)
                                                                      ----------
Total loss from operations .......................................     (0.19)
                                                                      ----------
Net asset value, end of period ...................................      9.81
                                                                      ==========
TOTAL RETURN+ ....................................................     (1.90)%
                                                                      ==========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands) ..........................    32,066
Ratio of expenses to average net assets (including waivers
  and reimbursements) ............................................      0.76%(2)
Ratio of expenses to average net assets (excluding waivers
  and reimbursements) ............................................      2.34%(2)
Ratio of net investment income to average net assets .............      1.68%(2)
Portfolio turnover rate ..........................................       106%(3)


(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2)  ANNUALIZED.
(3)  PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT
     BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

INVESTOR CLASS SHARES                                                      $
                                                                       ---------

Net asset value, beginning of period ...............................   10.00
                                                                       ---------
INCOME/(LOSS) FROM OPERATIONS:(1)
Net investment income ..............................................    0.11
Net realized and unrealized loss on investments ....................   (0.33)
                                                                       ---------
Total loss from operations .........................................   (0.22)
                                                                       ---------
Net asset value, end of period .....................................    9.78
                                                                       =========
TOTAL RETURN+  .....................................................   (2.20)%
                                                                       =========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands) ............................     111
Ratio of expenses to average net assets (including waivers
  and reimbursements) ..............................................    1.16%(2)
Ratio of expenses to average net assets (excluding waivers
  and reimbursements) ..............................................    4.12%(2)
Ratio of net investment income to average net assets ...............    1.27%(2)
Portfolio turnoverrate .............................................     106%(3)

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2)  ANNUALIZED.
(3)  PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT
     BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Series Trust (the "Trust") is organized as an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust dated October 6, 2014. The Trust is registered under the Investment Company Act of 1940, as amended. The financial statements herein are those of The Winton Global Equity Portfolio (the "Fund"). The Fund commenced operations on December 29, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term investment growth. The Fund seeks to achieve its investment objective by investing globally in equity securities, including common stock, depositary receipts and exchange traded funds. The Fund offers two classes of shares of beneficial interest ("Shares") designated as Institutional Class shares ("Institutional Class") and Investor Class shares ("Investor Class") to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Capital Group Limited, an English Limited Liability Company. The Adviser provides investment advisory services to the Fund and is responsible for its investment activities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund:

a) USE OF ESTIMATES -- The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could bematerial.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

b) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB ASC Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

c) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than- not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

d) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

     Interest income is recognized on an accruals basis from settlement date.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are reported separately from net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

f) INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS") -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

g) EXPENSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/(losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets. Expenses are accounted for on an accrual basis.

h) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income at least annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

i) ORGANIZATION AND OFFERING COSTS-- The Adviser has agreed to pay the organization and initial offering costs on behalf of the Fund. The organization and initial offering costs include preparation and filing incorporation documents, bylaws, declaration of trust, registration statements, board materials, state and federal registration of shares and audit fees.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

j) ORGANIZATION AND OFFERING COSTS (CONTINUED) -- As a result, the Fund's financial statements do not reflect these organization and offering costs. Total organization and offering costs incurred through October 31, 2015 were $159,541 and these amounts are also not subject to recapture by the Adviser as discussed in Note 6.

3. INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 p.m. Eastern Standard Time if a security's primary exchange is normally open at that time, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (continued)

securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2015, there were no securities valued in accordance with fair value procedures.

The Fund uses Markit Fair Value ("Markit") as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Fund's Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (continued)

     LEVEL 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access;

     LEVEL 2 -- observable inputs other than quoted prices included in Level 1 that are not observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     LEVEL 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2015, all of the Fund's investments were considered Level 1.

For the period ended October 31, 2015, there have been no transfers between levels. All transfers, if any, are recognized by the Fund at the end of each period. During the period ended October 31, 2015, there were no Level 2 or 3 investments.

For the period ended October 31, 2015, there have been no changes to the Fund's fair value methodologies.

INVESTMENT TRANSACTIONS

For the period ended October 31, 2015, the Fund made purchases of $57,727,228 and sales of $26,525,023 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

4. TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 67% and 88% of the Institutional Class shares and Investor Class shares, respectively, as of October 31, 2015.

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS

The Trust and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2015, the Fund paid $117,369 for these services of which $11,890 was outstanding at period end.

The Trust and the Distributor are parties to a Distribution Agreement. The Distribution Agreement provides that Investor Class shares of the Fund pay the Distributor an annual fee of up to 0.25% of the average daily net assets of the Investor Class Shares. For the period ended October 31, 2015, the Investor Class shares incurred $226 of distribution fees, an effective rate of 0.25%.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay other service providers for shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Fund's Investor Class shares. For the period ended October 31, 2015, the Investor Class shares incurred $136 of shareholder servicing fees, an effective rate of 0.15%.

MUFG Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS (CONTINUED)

Atlantic Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class and Investor Class shares' total annual operating expenses after fee reductions and/ or expense reimbursements (excluding class specific expenses (such as Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses) from exceeding 0.76% of the Fund's average daily net assets until February 29, 2016 (the "Expense Limitation"). The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund's total annual fund operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees of the Trust for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 29, 2016. For the period ended October 31, 2015, the Fund paid $87,706 for these services. As of October 31, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $345,620, expiring in 2018.

7. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/ (loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

7. FEDERAL TAX INFORMATION (CONTINUED)

The following permanent differences primarily attributable to PFICs and foreign currency realized gain/(loss) have been reclassified to/from the following accounts during the fiscal period ended October 31,2015:

                                                                  $
                                                               -------
     Undistributed Net InvestmentLoss ......................   (7,359)
     Accumulated Realized Gain .............................    7,359


These reclassifications have no impact on net assets or net asset value per share.

As of October 31, 2015, the components of accumulated losses on a tax basis were as follows:


                                                                  $
                                                              ---------
     Undistributed Ordinary Income .........................  474,202
     UnrealizedDepreciation ................................  (721,420)
                                                              ---------
     Total Accumulated Losses ..............................  (247,218)
                                                              =========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2015, were as follows:

                                                          NET
          FEDERAL      APPRECIATED     DEPRECIATED     UNREALIZED
          TAX COST     SECURITIES      SECURITIES      DEPRECIATION
             $             $                $              $
        ----------      ---------      -----------      ---------
        31,320,310      1,736,885      (2,458,130)      (721,245)

8.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, shareholders are subject to the risk investments could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The risk factors affecting investments in the Fund are set out in the prospectus and statement of additional information. The nature and the extent of the investments held at October 31, 2015 are set out in the Schedule of Investments.

The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Trust's business and, consequently, for managing the risks associated with that business.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

a) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

     i) CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. Dollar, which would adversely affect the U.S. Dollar value of an investment in the Fund. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

     (ii) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The majority of the Fund's financial assets and liabilities are non-interest bearing.

    (iii) NON-U.S. INVESTMENT/EMERGING MARKETS RISK -- The Fund invests in securities issued by non-U.S. companies. Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

     (iv) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, non-US/emerging markets or currency risk), whether caused by factors specific to an individual security, its issuer or all the factors affecting all financial instruments in the market.

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

8. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

(b) CREDIT RISK -- Credit risk is the risk that a counterparty to a financial instrument will fail to discharge an obligation or commitment that it has entered into with the Fund. The carrying amounts of assets and liabilities are an estimate of the maximum exposure at the Statement of Assets and Liabilities date.

(c) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that a Fund could be required to pay its liabilities or redeem its shares earlier than expected.

     The Fund only invests in equity securities which the Adviser believes are sufficiently liquid to enable opening and closing of positions without causing excessive price movements. Market capitalization and average daily volumes are monitored by the Adviser, with reference to the Fund's open positions and trading volumes respectively, on a regular basis.

9. SHARE TRANSACTIONS

Shares may be purchased directly from the Fund or through a financial intermediary on any day that the New York Stock Exchange is open for business. The Fund's price per share is calculated as the value of that share's portion of the net assets of the Fund.

The share transactions for the period ended October 31, 2015 are shown below:

     Shares transactions:

       INSTITUTIONAL CLASS SHARES
       Issued ...........................................   3,583,456
       Redeemed .........................................    (316,124)
                                                            ----------
       INCREASE IN INSTITUTIONAL CLASS SHARES ...........   3,267,332
                                                            ----------
       INVESTOR CLASS SHARES
       Issued ...........................................       1,393
                                                            ----------
       INCREASE IN INVESTOR CLASS SHARES ................       1,393
                                                            ----------
       Net increase in shares outstanding ...............   3,268,725
                                                            ==========

                                                Winton Global Equity Portfolio
                                                For the period December 29, 2014
                                                (commencement of operations)
[GRAPHIC OMITTED]  Winton Series Trust          through October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (continued)

10. INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

11. SUBSEQUENT EVENTS

The Board has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statementswere issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2015.

[GRAPHIC OMITTED] Winton Series Trust
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Winton Series Trust:

We have audited the accompanying statement of assets and liabilities of Winton Series Trust comprised of the Winton Global Equity Portfolio (the "Fund"), including the schedule of investments, as of October 31, 2015, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period December 29, 2014 (commencement of operations) through October 31, 2015. The financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period described above in the first paragraph, in conformity with U.S. generally accepted accounting principles.

                           /s/ KPMG LLP


Philadelphia, Pennsylvania
December 23, 2015

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Mr. Doran is a Trustee who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-9999.

The following chart lists Trustees and Officers as of October 31, 2015.

------------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S)
                        HELD WITH
                        THE TRUST AND
NAME,                   LENGTH OF           PRINCIPAL OCCUPATION(S)
ADDRESS, AGE(1)         TIME SERVED(2)      DURING THE PAST 5 YEARS      OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER (3,4)
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM DORAN           Chairman of         Self-Employed                Current Directorships: Trustee of The
1701 Market Street      the Board of        Consultant since 2003.       Advisors' Inner Circle Fund, The Advisors'
Philadelphia, PA        Trustees            Partner at Morgan,           Inner Circle Fund II, The Advisors' Inner
19103                   (Since 2014)        Lewis & Bockius LLP          Circle Fund III, Bishop Street Funds, SEI Daily
75 yrs. old                                 (law firm)from 1976 to       Income Trust, SEI Institutional International
                                            2003. Counsel to the         Trust, SEI Institutional Investments Trust,
                                            Trust, SEI Investments,      SEI Institutional Managed Trust, SEI Liquid
                                            SIMC, the Administrator      Asset Trust, SEI Asset Allocation Trust, SEI
                                            and the Distributor.         Tax Exempt Trust, Adviser Managed Trust,
                                                                         New Covenant Funds, SEI Insurance Products
                                                                         Trust, The KP Funds, and O'Connor EQUUS
                                                                         (closed-end investment company). Director
                                                                         of SEI Investments(Europe), Limited,
                                                                         SEI Investments--Global Funds Services,
                                                                         Limited, SEI Investments Global, Limited,
                                                                         SEI Investments (Asia) ,Limited, SEI Asset
                                                                         Korea Co., Ltd., SEI Global Nominee Ltd.,
                                                                         SEI Investments -- Unit Trust Management
                                                                         (UK)Limited and Winton Diversified
                                                                         Opportunities Fund (closed-end investment
                                                                         company). Director of the Distributor since
                                                                         2003. Former Directorships: Director of SEI
                                                                         Alpha Strategy Portfolios, LP to 2013.
------------------------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION
     OF TRUST.
(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.
(4)  BOARD MEMBER OVERSEES 1 FUND IN THE TRUST.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST (continued)

------------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S)
                        HELD WITH
                        THE TRUST AND
NAME,                   LENGTH OF           PRINCIPAL OCCUPATION(S)
ADDRESS, AGE(1)         TIME SERVED(2)      DURING THE PAST 5 YEARS      OTHER DIRECTORSHIPS HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (4)
------------------------------------------------------------------------------------------------------------------------------------
JON HUNT                Trustee             Retired since                Current Directorships: Trustee of City
64 yrs. old             (Since 2014)        2013. Consultant             National Rochdale Funds, The Advisors'
                                            to Management,               Inner Circle Fund III, O'Connor EQUUS
                                            Convergent Capital           (closed-end investment company) and
                                            Management, LLC              Winton Diversified Opportunities Fund
                                            ("CCM") from 2012            (closed-end investment company). Member
                                            to 2013. Managing            of Independent Committee of Nuveen
                                            Director and Chief           Commodities Asset Management.
                                            Operating Officer, CCM
                                            from 1998 to 2012.
------------------------------------------------------------------------------------------------------------------------------------
THOMAS LEMKE            Trustee             Retired since 2013.          Current Directorships: Independent
61 yrs. old             (Since 2014)        Executive Vice               Director of Victory Funds. Trustee of AXA
                                            President and General        Premier VIP Trust, The Advisors' Inner Circle
                                            Counsel, Legg Mason,         Fund III, O'Connor EQUUS (closed-end
                                            Inc. from 2005 to 2013       investment company), JP Morgan Active
                                                                         ETFs and Winton Diversified Opportunities
                                                                         Fund (closed-end investment company).
                                                                         Former Directorships: Director of ICI Mutual
                                                                         Insurance Company to 2013.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL YANKER          Trustee             Co-Founder and Senior        Current Directorships: Trustee of The
55 yrs. old             (Since 2014)        Partner, Alternative         Advisors' Inner Circle Fund III, O'Connor
                                            Asset Managers, L.P.         EQUUS (closed-end investment company)
                                            since 2004                   and Winton Diversified Opportunities Fund
                                                                         (closed-end investment company).
------------------------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.
(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.
(4)  BOARD MEMBERS OVERSEE 1 FUND IN THE TRUST.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST (continued)


-------------------------------------------------------------------------------------------------------------------
                      POSITION(S) HELD WITH
                      THE TRUST AND LENGTH
NAME, AGE(1)          OF TIME SERVED             PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE       President                  Managing Director at SEI Investments since 2011.
50 yrs. old           (since 2014)               Director of Client Service at SEI Investments from 2004
                                                 to 2011.
-------------------------------------------------------------------------------------------------------------------
ROBERT NESHER         Vice Chairman              SEI employee 1974 to present; currently
69 yrs. old           (since 2014)               performs various services on behalf of SEI Investments
                                                 for which Mr. Nesher is compensated.
-------------------------------------------------------------------------------------------------------------------
STEPHENCONNORS        Treasurer, Controller      Director, SEI Investments, Fund Accounting since
32 yrs. old           and Chief Financial        December 2015. Audit Manager, Deloitte & Touche LLP,
                      Officer                    from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly
                      (since 2015)               Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
-------------------------------------------------------------------------------------------------------------------
DIANNEDESCOTEAUX      Vice President and         Counsel at SEI Investments since 2010. Associateat
38 yrs. old           Secretary                  Morgan, Lewis & Bockius LLP from 2006 to 2010.
                      (since 2014)
-------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY         Chief Compliance           Chief Compliance Officer of SEI Structured Credit
53 yrs. old           Officer                    Fund, LP since June 2007. Chief Compliance Officer
                      (since 2014)               of SEI Alpha Strategy Portfolios, LP from June 2007
                                                 to September 2013. Chief Compliance Officer of
                                                 The Advisors' Inner Circle Fund, Advisors' Inner
                                                 Circle Fund II, Advisors' Inner Circle Fund III, Bishop
                                                 Street Funds, SEI Institutional Managed Trust, SEI
                                                 Asset Allocation Trust, SEI Institutional International
                                                 Trust, SEI Institutional Investments Trust, SEI Daily
                                                 Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                                 Trust, Adviser Managed Trust, New Covenant Funds,
                                                 SEI Insurance Products Trust, O'Connor EQUUS
                                                 (closed-end investment company), Winton Diversified
                                                 Opportunities Fund (closed-end investment company)
                                                 and The KP Funds. Chief Compliance Officer of
                                                 SEI Opportunity Fund, L.P. until 2010. Director of
                                                 Investment Product Management and Development,
                                                 SEI Investments, since February 2003.
-------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE WINTON SERIES TRUST (continued)


-------------------------------------------------------------------------------------------------------------------
                      POSITION(S) HELD WITH
                      THE TRUST AND LENGTH
NAME, AGE(1)          OF TIME SERVED             PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER        Vice President and         Counsel at SEI Investments since 2012. Associate
37 yrs. old           Assistant Secretary        Counsel and Compliance Officer at The Glenmede Trust
                      (since 2014)               Company, N.A. from 2011 to 2012. Associate at Drinker
                                                 Biddle & Reath LLP from 2006 to 2011.
-------------------------------------------------------------------------------------------------------------------
JOHN KIM              Vice President and         Attorney, SEI Investment Company (2014-present).
34 yrs. old           Assistant Secretary        Associate, Stradley Ronon Stevens & Young, LLP
                      (since 2014)               (2009-2014).
-------------------------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL     Anti-Money Laundering      Anti-Money Laundering Compliance Officer and Privacy Officer
35 yrs. old           Compliance Officer and     since 2015. Senior Associate and AML Officer, Morgan Stanley
                      Privacy Officer            Alternative Investment Partners, April 2011 to March 2015.
                      (since 2015)               Investor Services Team Lead, Morgan Stanley Alternative
                                                 Investment Partners, July 2007 to April 2011.
-------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- theaccount valuesshown may not apply to your specific investment.

                                                  Winton Global Equity Portfolio
[GRAPHIC OMITTED] Winton Series Trust             October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (continued)

--------------------------------------------------------------------------------
                                BEGINNING    ENDING
                                ACCOUNT     ACCOUNT                  EXPENSES
                                  VALUE      VALUE     ANNUALIZED   PAID DURING
                                 5/1/15     10/31/15     EXPENSE     PERIOD*
                                    $           $         RATIOS         $
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class shares      1,000.00      946.90      0.76%        3.73
Investor Class shares           1,000.00      944.90      1.16%        5.69
HYPOTHETICAL 5% RETURN
Institutional Class shares      1,000.00    1,021.37      0.76%        3.87
Investor Class shares           1,000.00    1,019.36      1.16%        5.90


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

                                                                 WIN-AR-001-0100

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Thomas Lemke, and he is independent as defined in Form N-CSR Item 3 (a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Winton Series Trust ("Trust").

KPMG billed the Fund aggregate fees for services rendered to the Trust for the fiscal year 2015 as follows:

--------------------------------------------------------------------------------------------------
                                                            2015
--------------------------------------------------------------------------------------------------
                                 All fees and          All fees and          All other fees
                                 services to           services to           and services
                                 the Trust that        service               to service
                                 were pre-approved     affiliates that       affiliates that
                                                       were pre-approved     did not
                                                                             require pre-
                                                                             approval
--------------------------------------------------------------------------------------------------
(a)      Audit Fees                  $25,000                N/A                 N/A
--------------------------------------------------------------------------------------------------
(b)      Audit-Related Fees              N/A                N/A                 N/A
--------------------------------------------------------------------------------------------------
(c)      Tax Fees                     $8,500                N/A                 N/A
--------------------------------------------------------------------------------------------------
(d)      All Other Fees                  N/A                N/A                 N/A
--------------------------------------------------------------------------------------------------

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Fund may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by KPMG to non-audit services pursuant to waiver of pre-approval requirement were as follows:

--------------------------------------------------------------------------------
                                                          2015
--------------------------------------------------------------------------------
Audit-Related Fees                                        N/A
--------------------------------------------------------------------------------
Tax Fees                                                  N/A
--------------------------------------------------------------------------------
All Other Fees                                            N/A
--------------------------------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for 2015 for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year was $8,500.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              Winton Series Trust


By (Signature and Title)                  /s/ Michael Beattie
                                          -------------------------
                                          Michael Beattie
                                          President

Date: January 5, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          -------------------------
                                          Michael Beattie
                                          President

Date: January 5, 2016


By (Signature and Title)                  /s/ Stephen Connors
                                          --------------------------
                                          Stephen Connors
                                          Treasurer, Controller and
                                          Chief Financial Officer

Date: January 5, 2016